Short-Term Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Secured borrowings	[1]	$ 164,000	$ 147,000	$ 138,000
Unused credit lines		247,295	238,695	285,511
Short-term borrowings [member]
Unsecured borrowings		20,000	0	0
Secured borrowings		$ 164,000	$ 147,000	$ 138,000
Short-term borrowings [member] | Bottom of range [member]
Interest rate		0.35%	0.35%	0.32%
Short-term borrowings [member] | Top of range [member]
Interest rate		2.96%	0.58%	0.55%

[1]	The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.